Alliance
Municipal
Trust
- New York Portfolio

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2002
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2002 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                         Yield         Value
--------------------------------------------------------------------------------
              MUNICIPAL
              BONDS - 73.9%
              NEW YORK - 73.9%
              Albany IDA
              (Corning Homes Project)
              Series 00
$     4,500   12/01/10 (b)...................      1.70%     $4,500,000
              Albany IDA
              (Davies Office
              Refurbishing Inc.)
              Series 95 AMT
      1,885   9/01/15 (b)....................      1.70       1,885,000
              Albany IDA
              (Davies Office
              Refurbishing Inc.)
              Series 97 AMT
      1,635   2/01/17 (b)....................      1.70       1,635,000
              Burnt Hills-
              Ballston Lake
              School District TAN
              Series 02
      4,000   6/27/03........................      1.64       4,006,819
              East Moriches Union
              Free School District
              TAN
              Series 03
      2,600   6/24/03........................      1.70       2,609,686
              Farmingdale Union
              Free School District
              TAN
              Series 02
      3,000   6/26/03........................      1.60       3,009,199
              Farmingdale Union
              Free School District
              TAN
              Series 02
      3,000   6/26/03........................      1.60       3,012,737
              Guilderland School
              District BAN
              (Central School District)
              Series 02
      2,483   7/03/03........................      1.68       2,485,674
              Hauppauge Union Free
              School Districl TAN
              Series 03
      4,950   6/26/03........................      1.60       4,965,219
              Islip IDA
              (Radiation Dynamics)
              Series 88A AMT
      5,000   1/01/09 (b)....................      1.20       5,000,000
              Long Island Power
              Authority
              (Electric Systems
              Subordinated Revenue)
              Series 01-2A
      5,000   5/01/33 (b).....................     1.55       5,000,000
              New York City GO
              Series F-2
      3,800   2/15/12 (b)....................      1.50       3,800,000
              New York City GO
              Subseries A5
      3,985   8/01/16 (b)....................      1.65       3,985,000
              New York City
              GO FGIC
              Series 92D
      5,000   2/01/21 (b)....................      1.60       5,000,000
              New York City
              GO RAN
              Series 02
     22,000   4/11/03........................      1.39      22,065,932
              New York City Housing
              Development Corp.
              MFHR
              (Nelson Avenue
              Apartments)
              Series 02A
      3,400   10/01/35 (b)...................      1.60       3,400,000
              New York City Housing
              Development Corp.
              MFHR
              (Ogden Avenue Project)
              Series 00A AMT
      9,000   6/01/32 (b)....................      1.60       9,000,000
              New York City IDA
              (Council on International
              Educational Exchange)
              Series 00
      3,810   2/01/20 (b)....................      1.59       3,810,000
              New York City IDA
              (Korean Airlines Co.)
              Series 97A AMT
     32,400   11/01/24 (b)...................      1.60      32,400,000
              New York City IDA
              (Korean Airlines Co.)
              Series 97B AMT
      6,400   11/01/24 (b)...................      1.60       6,400,000
              New York City TFA
              (Future Tax Secured)
              Series 01C
     10,000   2/01/32 (b)....................      1.55      10,000,000

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                           New York Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                         Yield         Value
--------------------------------------------------------------------------------
              New York City TFA
              (Future Tax Secured)
              Series 01B
$       600   2/01/31 (b)....................      1.70%       $600,000
              New York City TFA
              (Future Tax Secured)
              Series 02-1D
      2,500   11/01/22 (b)...................      1.75       2,500,000
              New York City Water
              Finance Authority
              (Water & Sewer
              System Revenue)
              Series 02D
      5,455   6/15/03........................      1.25       5,485,512
              New York City Water
              Finance Authority
              (Water & Sewer
              System Revenue)
              Series 93C FGIC
      6,400   6/15/23 (b)....................      1.65       6,400,000
              New York City Water
              Finance Authority
              (Water & Sewer
              System Revenue)
              Series 95A FGIC
      2,000   6/15/25 (b)....................      1.70       2,000,000
              New York City Water
              Finance Authority
              (Water & Sewer
              Systems Revenue)
              Series 94G FGIC
      1,500   6/15/24 (b)....................      1.70       1,500,000
              New York State
              Environmental Facilities
              Corp. SWDR
              (Waste Management Inc.)
              Series 02B AMT
      3,400   5/01/19 (b)....................      1.62       3,400,000
              New York State HFA
              (150 East 44th Street)
              Series 01A AMT
      4,200   5/15/32 (b)....................      1.55       4,200,000
              New York State HFA
              (1500 Lexington Avenue)
              Series 02A AMT
      6,300   11/01/34 (b)...................      1.75       6,300,000
              New York State HFA
              (363 West 30th Street)
              Series 00A AMT
      6,600   11/01/32 (b)...................      1.60       6,600,000
              New York State HFA
              (Saville Housing)
              Series 02A AMT
     18,000   11/01/35 (b)...................      1.65      18,000,000
              New York State HFA
              (South Cove Plaza)
              Series 99A AMT
     23,900   11/01/30 (b)...................      1.70      23,900,000
              New York State HFA
              (Victory Housing)
              Series 02A AMT
      7,000   11/01/33 (b)...................      1.60       7,000,000
              New York State
              HFA MFHR
              (240 East 39th Street -
              Saxony Aptartments.)
              Series 97A AMT
      9,100   5/15/30 (b)....................      1.60       9,100,000
              New York State
              HFA MFHR
              (345 East 94th Street
              Housing)
              Series 99A AMT
      3,800   11/01/31 (b)...................      1.55       3,800,000
              Niagara Wheatfield
              Central School District
              BAN
              Series 03
      8,410   6/26/03........................      1.67       8,423,064
              Oceanside Union
              Free School District
              TAN
              Series 03
      8,325   6/28/03........................      1.63       8,339,655
              Oneida County IDA
              (Champion Home
              Builders Co.)
              Series 99
      6,820   6/01/29 (b)....................      1.65       6,820,000
              Onondaga County IDA
              (Solvay Paperboard LLC)
              Series 00A
     10,000   7/01/23 (b)....................      1.70      10,000,000
              Ontario County IDA
              (Ultrafab Inc.)
              Series 95 AMT
      1,600   12/01/15 (b)...................      1.70       1,600,000
              Plainedge Union Free
              School District TAN
              Series 02
      7,000   6/30/03........................      1.64       7,029,024

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                         Yield         Value
--------------------------------------------------------------------------------
              Port Authority of
              New York & New Jersey
              (Versatile Structure OB-6)
              AMT
$     1,600   12/01/17 (b)...................      1.75%     $1,600,000
              Rensselaer County IDA
              (Rensselaer Polytechnic
              Institute Project)
              Series 97A
      3,685   2/01/22 (b)....................      1.65       3,685,000
              Schalmont Central
              School District BAN
              Series 02
     11,500   8/22/03........................      1.75      11,515,789
              Southeast IDA
              (The Rawplug Project)
              Series 96 AMT
      1,800   5/01/21 (b)....................      1.65       1,800,000
              St. Lawrence County
              IDA
              (Reynolds Metal Project)
              Series 95 AMT
      2,000   5/01/25 (b)....................      1.58       2,000,000
              St. Lawrence County
              IDA PCR
              (Alcoa)
              Series 99B
      2,500   1/01/22 (b)....................      1.58       2,500,000
              Suffolk County IDA
              (ADP Inc. Project)
              Series 97
      2,285   4/01/18 (b)....................      1.90       2,285,000
              Suffolk County IDA
              (Bio-Botanica Inc.)
              Series 99
      3,990   12/01/19 (b)...................      1.63       3,990,000
              Sulllivan County BAN
              Series 02-03
      9,000   9/12/03........................      1.48       9,016,594
              Triborough Bridge &
              Tunnel Authority BAN
              Series 02F
     10,000   11/01/32 (b)...................      1.60      10,000,000
              Vestal GO BAN
              Series 02
      5,647   7/18/03........................      1.63       5,657,911
              Warren & Washington
              Counties
              (Glen at Hiland
              Meadows Project)
              Series 00
      8,485   12/15/30 (b)...................      1.50       8,485,000
              Westchester County IDA
              (Catharine Field Home)
              Series 01
      6,300   1/01/31 (b)....................      1.50       6,300,000
              Westchester County IDA
              (Hunterbrook Ridge)
              Series 01
      2,600   1/01/31 (b)....................      1.50       2,600,000
              Westchester County IDA
              (Levister Redevelopment)
              Series 01A AMT
      3,000   8/01/33 (b)....................      1.60       3,000,000
              Westchester County IDA
              (Music Conservatory of
              Westchester) Series 99
      4,500   7/01/29 (b)....................      1.60       4,500,000
              Yates County IDA
              (Keuka College Project)
              Series 00A
        570   9/01/20 (b)....................      1.65         570,000
                                                           ------------
              Total Municipal Bonds
              (amortized cost
              $360,472,815)..................               360,472,815

              COMMERCIAL
              PAPER - 27.4%
              NEW YORK - 27.4%
              Long Island
              Power Authority
              (Electric Systems Revenue)
              Series 98
     17,000   1/07/03........................      1.30      17,000,000
              Metropolitan Transit
              Authority BAN
              (Transit Facility
              Special Obligation)
              Series CP-1B
      7,900   2/06/03........................      1.30       7,900,000

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                           New York Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                         Yield         Value
--------------------------------------------------------------------------------
              Metropolitan Transit
              Authority BAN
              (Transit Facility
              Special Obligation)
              Series CP-1B
$     5,000   2/07/03........................      1.30%     $5,000,000
              Metropolitan Transit
              Authority BAN
              (Transit Facility
              Special Obligation)
              Series CP-1B
      5,000   3/07/03........................      1.30       5,000,000
              Metropolitan Transit
              Authority BAN
              (Transit Facility
              Special Obligation)
              Series CP-1B
      9,000   2/14/03........................      1.45       9,000,000
              New York City
              Municipal Water
              Authority
              Series 6
      6,000   2/03/03........................      1.10       6,000,000
              New York City
              Municipal Water
              Authority
              Series 6
      7,000   1/10/03........................      1.35       7,000,000
              New York State
              (Cornell University)
     18,800   1/31/03........................      1.40      18,800,000
              New York State
              Dormitory Authority
              (Mt. Sinai School
              of Medicine)
              Series 00
     13,500   1/10/03........................      1.30      13,500,000
              New York State
              Power Authority
              Series 2
      6,000   1/15/03........................      1.10       6,000,000
              New York State
              Power Authority
              Series 2
      2,000   1/10/03........................      1.35       2,000,000
              New York State
              Power Authority
              Series 2
      3,700   1/13/03........................      1.35       3,700,000
              New York State
              Power Authority
              Series 2
     10,000   1/09/03........................      1.40      10,000,000
              New York Thruway
              Authority
              Series 00 CP-1
      4,000   1/08/03........................      1.25       4,000,000
              New York Thruway
              Authority
              Series 00 CP-1
      9,000   2/07/03........................      1.30       9,000,000
              New York Thruway
              Authority
              Series 00 CP-1
     10,000   1/15/03........................      1.40      10,000,000
                                                             133,900,000

              Total Commercial Paper
              (amortized cost
              $133,900,000)..................               133,900,000

              TOTAL
              INVESTMENTS - 101.3%
              (amortized cost
              $494,372,815)..................               494,372,815
              Other assets less
              liabilities - (1.3%)...........                (6,105,067)

              NET ASSETS - 100%
              (offering and redemption
              price of $1.00 per share;
              488,331,685 shares
              outstanding)...................              $488,267,748

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   -    Alternative Minimum Tax
      BAN   -    Bond Anticipation Note
      FGIC  -    Financial Guaranty Insurance Company
      GO    -    General Obligation
      HFA   -    Housing Finance Agency/Authority
      IDA   -    Industrial Development Authority
      MFHR  -    Multi-Family Housing Revenue
      PCR   -    Pollution Control Revenue
      RAN   -    Revenue Anticipation Note
      SWDR  -    Solid Waste Disposal Revenue
      TAN   -    Tax Anticipation Note
      TFA   -    Transitional Finance Authority

      See notes to financial statements.

STATEMENT OF OPERATIONS                               Alliance Municipal Trust -
Six Months Ended December 31, 2002 (unaudited)                New York Portfolio
================================================================================

INVESTMENT INCOME
    Interest ..................................................                          $   3,804,663
EXPENSES
    Advisory fee (Note B) .....................................      $   1,334,817
    Distribution assistance and administrative service (Note C)          1,164,688
    Transfer agency (Note B) ..................................            142,667
    Custodian fees ............................................             75,055
    Printing ..................................................             56,584
    Registration fees .........................................             27,297
    Audit and legal fees ......................................             18,244
    Trustees' fees ............................................                960
    Miscellaneous .............................................             13,377

    Total expenses ............................................          2,833,689
    Less: expense reimbursement (Note B) ......................           (164,055)

    Net expenses ..............................................                              2,669,634

    Net investment income .....................................                              1,135,029

NET INCREASE IN NET ASSETS FROM OPERATIONS ....................                          $   1,135,029


--------------------------------------------------------------------------------
See notes to financial statements.

                                                      Alliance Municipal Trust -
STATEMENT OF CHANGES IN NET ASSETS                            New York Portfolio
================================================================================

                                                                   Six Months Ended       Year Ended
                                                                   December 31, 2002       June 30,
                                                                     (unaudited)             2002
                                                                   =================     =============
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income .....................................      $   1,135,029       $   5,494,910
    Net realized gain on investment transactions ..............                 -0-                 10
                                                                     -------------       -------------
    Net increase in net assets from operations ................          1,135,029           5,494,920
DIVIDENDS TO SHAREHOLDERS FROM
    Net investment income .....................................         (1,135,029)         (5,494,910)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net decrease (Note E) .....................................        (55,339,429)       (331,888,855)
                                                                     -------------       -------------
    Total decrease ............................................        (55,339,429)       (331,888,845)
NET ASSETS
    Beginning of period .......................................        543,607,177         875,496,022
                                                                     -------------       -------------
    End of period .............................................      $ 488,267,748       $ 543,607,177
                                                                     =============       =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $164,055.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $37,120 for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Portfolio's expenses were reduced by $254 under an expense offset arrangement with AGIS.

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $667,409. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $497,279 a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $13,089, expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $10 of capital loss carry-forward and $7,449 expired during the prior year. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2002, capital paid-in aggregated $488,288,287. Transactions, all at $1.00 per share, were as follows:

                                               Six Months Ended       Year Ended
                                               December 31, 2002       June 30,
                                                  (unaudited)            2002
                                               =================    ==============
Shares sold ...............................       595,585,624        1,554,966,887
Shares issued on reinvestments of dividends         1,135,029            5,494,910
Shares redeemed ...........................      (652,060,082)      (1,892,350,652)
                                                 ------------       --------------
Net decrease ..............................       (55,339,429)        (331,888,855)
                                                 ============       ==============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - New York Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                         Six Months
                                           Ended
                                         December 31,                                Year Ended June 30,
                                           2002           ========================================================================
                                        (unaudited)           2002           2001           2000           1999           1998
                                       ============       ============   ============   ============   ============   ============
Net asset value, beginning of period   $       1.00       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                       ------------       ------------   ------------   ------------   ------------   ------------
Income From Investment Operations
Net investment income (a) ..........           .002               .007           .027           .027           .022           .027
                                       ------------       ------------   ------------   ------------   ------------   ------------
Less: Dividends
Dividends from net investment income          (.002)             (.007)         (.027)         (.027)         (.022)         (.027)
                                       ------------       ------------   ------------   ------------   ------------   ------------
Net asset value, end of period .....   $       1.00       $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                       ============       ============   ============   ============   ============   ============
Total Return
Total investment return based on
    net asset value (b) ............            .21%               .66%          2.78%          2.69%          2.24%          2.74%
Ratios/Supplemental Data
Net assets, end of period
    (000's omitted) ................   $    488,268       $    543,607   $    875,496   $    730,769   $    584,231   $    520,562
Ratio to average net assets of:
    Expenses, net of waivers and
      reimbursements ...............           1.00%(c)           1.00%          1.00%          1.00%          1.00%           .93%
    Expenses, before waivers and
      reimbursements ...............           1.06%(c)           1.01%          1.01%          1.02%          1.04%          1.01%
    Net investment income (a) ......            .43%(c)            .69%          2.73%          2.67%          2.21%          2.69%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672


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(1) Members of the Audit Committee.
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Alliance Municipal Trust - New York Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

Option |1|  Option |2|
Fund Code |4| |9| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNYSR1202